Income and Expenses - Finance Result Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Analysis of income and expense [abstract]
Finance income (cost)	€ 354.1	€ 636.6	€ 495.7
Increase (decrease) in finance income (costs)		€ (282.5)	€ 140.9
Finance income (costs), percentage change		(0.44)	0.28